Provisions - Summary of provisions (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Provisions [Line Items]
Provisions	₩ 1,166,856	₩ 804,736
Asset retirement obligations
Provisions [Line Items]
Provisions	82,123	65,659	₩ 64,922
Litigation
Provisions [Line Items]
Provisions	9,693	12,468	8,789
Unused credit commitments
Provisions [Line Items]
Provisions	300,008	305,719
Guarantee contracts issued
Provisions [Line Items]
Provisions	81,922	83,851
Financial guarantee contracts
Provisions [Line Items]
Provisions	55,344	61,895
Non-financial guarantee contracts issued
Provisions [Line Items]
Provisions	26,578	21,956
Other
Provisions [Line Items]
Provisions	₩ 693,110	₩ 337,039	₩ 119,131